SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Use of estimates
b.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period.

Main areas that require significant estimates and assumptions by the Company’s management include contract costs, revenues (including variable consideration, determination of contracts duration, establishing stand-alone selling price for performance obligations), application of percentage-of-completion accounting, provisions for uncollectible receivables and customer claims, impairment of inventories, impairment and useful life of long-lived assets, goodwill impairment, valuation allowance in respect of deferred tax assets, uncertain tax positions, accruals for estimated liabilities, including litigation and insurance reserves, contingent considerations and intangibles from business combination transaction and stock-based compensation. Actual results could differ from those estimates.

Functional currency
c.	Functional currency:

The majority of the revenues of Gilat Satellite Networks Ltd. and most of its subsidiaries are generated in U.S. dollars ("dollar") or linked to the dollar. In addition, a substantial portion of Gilat Satellite Networks Ltd. and most of its subsidiaries' costs are incurred in dollars. The Company's management believes that the dollar is the primary currency of the economic environment in which Gilat Satellite Networks Ltd. and most of its subsidiaries operate. Thus, the functional and reporting currency of Gilat Satellite Networks Ltd. and most of its subsidiaries is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into dollars in accordance with ASC 830, "Foreign Currency Matters" ("ASC 830"). All transaction gains and losses of the remeasurement of monetary balance sheet items are reflected in the consolidated statements of income (loss) as financial income or expenses, as appropriate.

The financial statements of a certain foreign subsidiary, whose functional currency has been determined to be its local currency, have been translated into dollars. Assets and liabilities of this subsidiary have been translated using the exchange rates in effect at the consolidated balance sheets date. Consolidated statements of income (loss) amounts have been translated using specific rates. The resulting translation adjustments are reported as a component of shareholders' equity in accumulated other comprehensive loss.

Principles of consolidation
d.	Principles of consolidation:

The consolidated financial statements include the accounts of Gilat Satellite Networks Ltd. and its subsidiaries in which the Company has a controlling voting interest. Inter-company balances and transactions have been eliminated upon consolidation.

Cash and Cash equivalents
e.	Cash and Cash equivalents:

Cash and Cash equivalents are cash in banks and short-term highly liquid investments that are not restricted as to withdrawals or use, with maturities of three months or less at the date acquired.

Restricted cash
f.	Restricted cash:

Short-term restricted cash is either invested in bank deposits, which mature within one year, or in short-term highly liquid investments that are restricted to withdrawals or use. Such deposits are used as collateral for performance and advance payment guarantees to customers.

Inventories
g.	Inventories:

Inventories are stated at the lower of cost or net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. Inventory write-offs are provided to cover risks arising from slow-moving items, excess inventories, discontinued products, new products introduction and for market prices lower than cost. Any write-off is recognized in the consolidated statements of income (loss) as cost of revenues. In addition, if required, the Company records a liability for firm non-cancelable and unconditional purchase commitments with contract manufacturers for quantities in excess of the Company's future demands forecast consistent with its valuation of excess and obsolete inventory.

Cost is determined as follows:

Raw materials, parts and supplies - using the weighted average cost method.

Work in progress and assembled raw materials - represents the cost of manufacturing with the addition of allocable indirect manufacturing costs, using the weighted average cost method.

Finished products - calculated on the basis of raw materials, direct manufacturing costs with the addition of allocable indirect manufacturing costs, using the weighted average cost method.

Property and equipment, net
h.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets as follows:

Years

Buildings	50
Computers, software and electronic equipment	2 - 10
Office furniture and equipment	3 - 15
Vehicles	3 - 7

Leasehold improvements are depreciated by the straight-line method over the term of the lease or the estimated useful life of the improvements, whichever is shorter.

Rental income generated from office spaces leased to others is included in general and administrative expenses.

Network equipment used to provide ongoing services is depreciated using the straight-line method over the useful life of the assets which is typically between 2 to 5 years.

Intangible assets
i.	Intangible assets:

Intangible assets acquired in a business combination are recorded at fair value allocated to them at the date of acquisition, and subsequently stated at amortized cost. The assets are typically amortized over their estimated useful lives using the straight-line method over an estimated period during which benefits are expected to be received, in accordance with ASC 350, "Intangible - Goodwill and Other" ("ASC 350").

Impairment of long-lived assets
j.	Impairment of long-lived assets:

The Company's long-lived assets that are subject to amortization are reviewed for impairment in accordance with ASC 360, "Property, Plant and Equipment" ("ASC 360"), whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. Such measurement includes significant estimates. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. However, the carrying amount of a group of assets is not to be reduced below its fair value. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

Goodwill
k.	Goodwill:

Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350, goodwill is not amortized, but rather is subject to an annual impairment test. Goodwill is tested for impairment at the reporting unit level by comparing the fair value of the reporting unit with its carrying value. The Company performs its annual impairment analysis of goodwill in the fourth quarter of the year and whenever events or changes in circumstances indicate that the carrying value of these assets may not be recoverable.

ASC 350 allows an entity to first assess qualitative factors to determine whether it is necessary to perform the quantitative goodwill impairment test. If the qualitative assessment does not result in a more likely than not indication of impairment, no further impairment testing is required.

If the Company elects not to use this option, or if the Company determines that it is more likely than not that the fair value of a reporting unit is less than its carrying value, then the Company prepares a quantitative analysis to determine whether the carrying value of reporting unit exceeds its estimated fair value. If the carrying value of a reporting unit exceeds its estimated fair value, the Company recognizes an impairment of goodwill for the amount of this excess.

Contingencies
l.	Contingencies:

The Company is currently involved in various claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss.

Revenue recognition
m.	Revenue recognition:

The Company generates revenues mainly from the sale of products (including construction of networks), satellite-based communications networks services and from providing connectivity, internet access, field services and telephony services. The Company sells its products and services to enterprises, government and residential customers under large-scale contracts that utilize both the Company's networks and other networks that the Company installs, mainly based on BOT and BOO contracts. These large‑scale contracts sometimes involve the installation of thousands of VSATs or construction of massive fiber-optic and wireless networks. Revenues from sale of products includes mainly the sale of VSATs, hubs, SSPAs, low-profile antennas, on-the-move/on-the-pause terminals, portable terminals and construction and installation of large-scale networks based on BOT and BOO contracts. Sale of services includes access to and communication via satellites ("space segment"), installation of equipment, telephone services, internet services, consulting, on-line network monitoring, network maintenance, field services and repair services. In certain contracts, the company also provides a service-type warranty that is accounted for as a separate performance obligation, and revenue is recognized ratably over the life of the warranty as the customer consumes the benefit over the service term.

The Company sells its products primarily through its direct sales force and indirectly through system integrators or resellers.

The Company recognizes revenue when (or as) it satisfies performance obligations by transferring promised products or services to its customers in an amount that reflects the consideration the Company expects to receive according to ASC 606, “Revenue from Contracts with Customers” (“ASC 606”). Revenue is recognized net of any turn-over taxes collected from customers which are subsequently remitted to governmental entities (for example, sales tax and other indirect taxes).

Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on a relative stand-alone selling price (“SSP”) basis.

The Company establishes SSP based on management judgment, and stand-alone renewal prices, considering internal factors such as margin objectives, pricing practices and historical sales.

If the consideration in a contract includes a variable amount (e.g. penalties), the company estimates the amount of consideration to which it will be entitled, usually based on the most likely amount that should be included in the transaction price subject to constraints based on the specific facts and circumstances. The variable consideration is estimated at contract inception and constrained until it is probable that a significant revenue reversal in the amount of cumulative revenue recognized will not occur when the associated uncertainty with the variable consideration is subsequently resolved.

Revenue from the sale of equipment is recognized at a point in time, once the customer has obtained control over the items purchased, generally upon shipment. When significant acceptance provisions are included in the arrangement, the Company defers recognition of the revenue until the acceptance occurs. Revenue from periodic services is recognized ratably over the term the services are rendered. Revenue from other services is recognized upon their completion.

For time and material contracts, revenue is recognized when the service rendered.

Revenues from long-term contracts under which the Company provides significant construction to the customer's specifications and networks operation and maintenance (mostly governmental projects) are generally recognized over time because of continuous transfer of control to the customer. Specifically, these contracts include construction performance obligations, for which this continuous transfer of control to the customer is based on the fact that the Company’s performance creates or enhances an asset that the customer controls as the asset is created or enhanced according to ASC 606. The Company generally uses the cost-to-cost measure of progress for these contracts. The Company believes that cost-to-cost measure of progress is an appropriate measure of progress towards satisfaction of the performance obligation since this measure reasonably depicts the progress of the work efforts. In the years ended December 31, 2024, 2023 and 2022, the Company recognized revenues from these construction performance obligations in the amounts of $15,745, $12,926 and $16,169, respectively, which are presented under the Network Infrastructure and Services operating segment.

The products and services provided as part of the construction are not distinct from one another due to a customer defined interrelated operational performance requirement, a highly complex interrelated and integrated output and significant contract management requirements. The promises to provide operation and maintenance services are distinct performance obligations.

SSPs for the Company’s products and services provided as part of the long-term contracts with governments are generally not observable, and consequently the Company uses the expected cost plus a reasonable margin approach to estimate a stand-alone selling price. The estimation of SSP requires the exercise of management judgement. The Company typically establishes SSP ranges for its products and services.

In some governmental contracts, the Company is also required to supply equipment (e.g., tablets) which are distinct and are accounted for as separate performance obligations. The Company determines SSP for such equipment based on observable market data. Revenues related to equipment performance obligation are recognized at a point in time upon delivery of the equipment.

Revenues from contracts relating to the design, development, integration or manufacture of complex equipment or technology platforms to a buyer’s specification (or to provide services related to the performance of such contracts) are generally recognized over time because of continuous transfer of control to the customer. This continuous transfer of control to the customer is usually based on the facts that the Company has the right to payment for the performance completed to date and the underlying asset has no alternative use according to ASC 606. The Company generally uses the cost-to-cost measure of progress for these contracts. The Company believes that cost-to-cost measure of progress is an appropriate measure of progress towards satisfaction of the performance obligation since this measure reasonably depicts the progress of the work efforts. Accounting for contracts under which continuous transfer of control to the customer occurs, as described above, involves the use of various techniques to estimate total contract revenue and performance costs.

The Company estimates the profit on a contract as the difference between the total estimated transaction price and the total expected performance costs of the contract and recognizes revenue and incurred costs over the life of the contract. Changes to performance cost estimates under a contract may occur in a situation where: (a) identified contract risks cannot be resolved within the cost estimates included in a contract's estimated at completion (“EAC”); or (b) new or unforeseen risks or changes in the performance cost estimates must be incorporated into the contract's EAC. Changes in estimated revenues and/or estimated project costs which are related to an existing performance obligation, and that are not distinct from those goods and services already provided, and therefore form part of single performance obligation, are recorded in the period the change is reasonably determinable, with the full amount of the inception-to-date effect of such changes recorded in such period on a "cumulative catch-up" basis. When total cost estimates for these types of arrangements exceed revenues, the total estimated losses are recognized immediately. Significant judgment is required when estimating total labor effort and progress to completion on these arrangements, as well as whether a loss is expected to be incurred on the project. If any of the above factors were to change, or if different assumptions were used in estimating progress cost and measuring progress towards completion, it is possible that materially different amounts would be reported in the Company’s consolidated financial statements.

Under the typical payment terms of the contracts under which continuous transfer of control to the customer occurs, as described above, the customer pays the Company milestone-based payments. This may result in revenues recognized in excess of billings and are presented as part of contract assets on the consolidated balance sheets. The Company typically receives interim payments as work progresses, although for some contracts, the company may be entitled to receive an advance payment.

The Company recognizes a liability for these payments in excess of revenues recognized and presents it as liabilities on the consolidated balance sheets. These payments are typically not considered as significant financing components.

In addition, the Company has elected to apply the practical expedient for the financing component for transactions in which the difference between the payment date and the revenue recognition timing is up to 12 months.

Amounts recognized as revenue and which the Company has unconditional right to receive payments are classified as trade receivables in the consolidated balance sheets.

A contract asset is recorded when revenues are recognized in advance of the Company’s right to receive consideration.

Deferred revenue and advances from customers are recorded when the Company receives payments from customers before performance obligations have been performed. Deferred revenues are recognized as revenues as (or when) the Company performs the performance obligation under the contract.

The Company pays sales commissions to external sales agents and to its sales and marketing personnel based on their attainment of certain predetermined sales goals. Sales commissions are typically considered incremental and recoverable costs of obtaining a contract with a customer. Incremental and recoverable sales commissions are capitalized and amortized upon recognition of the related revenues, consistently with the transfer to the customer of the goods or services to which they relate. Expenses related to these costs are mostly included in selling and marketing expenses in the consolidated statements of income (loss). Such expenses during the years ended December 31, 2024, 2023 and 2022 were $2,099, $3,330, and $3,078, respectively. The capitalized balances related to these costs as of December 31, 2024 and 2023 were $1,755 and $2,383, respectively.

Selling and marketing expenses
n.	Selling and marketing expenses:

Selling and marketing expenses consist primarily of shipping expenses and payroll and related expenses for personnel that support the Company's selling and marketing activities. Selling and marketing costs are charged to the consolidated statements of income (loss) as incurred.

Warranty costs
o.	Warranty costs:

Generally, the Company provides product assurance warranties for periods between twelve to twenty four months at no extra charge that cover the compliance of the products with agreed-upon specifications. A provision is recorded for estimated warranty costs based on the Company's experience.

Warranty provisions amounted to $1,139 and $1,955 as of December 31, 2024 and 2023, respectively.

Research and development expenses
p.	Research and development expenses:

Research and development costs are charged to the consolidated statements of income (loss) as incurred and are presented net of government grants. ASC 985, "Software", requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company's product development process, technological feasibility is established upon completion of a working model. Costs incurred by the Company between completion of the working models and the point at which the products are ready for general release have been insignificant. Therefore, all research and development costs have been expensed as incurred.

Research and development grants
q.	Research and development grants:

The Company receives royalty-bearing and non-royalty-bearing grants from the Government of Israel and from other funding sources, for approved research and development projects. These grants are recognized at the time the Company is entitled to such grants on the basis of the costs incurred or milestones achieved as provided by the relevant agreement and included as a deduction from research and development expenses.

Research and development grants deducted from research and development expenses amounted to $2,461, $1,043 and $641 for the years ended December 31, 2024, 2023 and 2022, respectively.

Accounting for stock-based compensation
r.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation-Stock Compensation" ("ASC 718"). ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award is recognized as an expense over the requisite service period in the Company's consolidated statements of income (loss).

The Company recognizes compensation expenses for the value of its awards, based on the straight-line method over the requisite service period of each of the awards, including awards with graded vesting and no additional conditions for vesting other than service conditions and implements the accelerated method for awards that are subject to performance conditions. The compensation expense associated with performance-based award is adjusted based on the probability of achieving performance targets.

The Company accounts for forfeitures as they occur.

Taxes on income
s.	Taxes on income:

The Company accounts for taxes on income in accordance with ASC 740, "Income Taxes" ("ASC 740"). ASC 740 prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on temporary differences between the financial reporting and the tax basis of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that a portion or all of the deferred tax assets will not be realized.

ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

The Company classifies interest and penalties on income taxes (which includes uncertain tax positions) as taxes on income.

Concentrations of credit risks
t.	Concentrations of credit risks:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term and long-term restricted cash, trade receivables and contract assets.

As of December 31, 2024 and 2023, the majority of the Company's cash and cash equivalents are invested in dollars with major banks in Israel and the United States.

Generally, these cash and cash equivalents may be redeemed upon demand and therefore, management believes that they bear low risk.

Trade receivables and contract assets of the Company are mainly derived from sales to major customers located in North, South and Central America, Europe and Asia. The Company performs ongoing credit evaluations of its customers and obtains letters of credit and bank guarantees for certain receivables.

The Company estimates expected credit losses based upon its assessment of various factors, including historical experience, the age of the accounts receivable balances, the credit quality of its customers, current and future economic conditions and other factors that may affect the Company’s ability to collect from customers.

The Company has recorded net expenses from expected credit losses in the amount of $151 and recorded net income of $69 and $9 for the years ended December 31, 2024, 2023 and 2022, respectively.

Employee related benefits
u.	Employee related benefits:

Severance pay:

The Company's liability for severance pay for its Israeli employees is calculated pursuant to the Israeli Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment, as of the consolidated balance sheets date. Employees whose employment is terminated by the Company or who are otherwise entitled to severance pay in accordance with Israeli law or labor agreements are entitled to one month's salary for each year of employment or a portion thereof. The Company's liability for all of its Israeli employees is partly provided for by monthly deposits for insurance policies and the remainder by an accrual. The value of these policies is recorded as an asset in the Company's consolidated balance sheets.

During April and May 2008 (the "transition date"), the Company amended the contracts of most of its Israeli employees so that starting on the transition date, such employees are subject to Section 14 of the Severance Pay Law, 1963 ("Section 14") for severance pay accumulated in periods of employment subsequent to the transition date. In accordance with Section 14, upon termination, the release of the contributed amounts from the fund to the employee will relieve the Company from any further severance liability and no additional payments will be made by the Company to the employee. As a result, the related obligation and amounts deposited on behalf of such obligation are not stated on the consolidated balance sheets, as the Company is legally released from severance obligations to employees once the amounts have been deposited and the Company has no further legal ownership of the amounts deposited.

The carrying value for the deposited funds for the Company's employees' severance pay for employment periods prior to the transition date includes profits and losses accumulated up to the consolidated balance sheets date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to the Israeli Severance Pay Law or labor agreements.

Severance pay expenses for the years ended December 31, 2024, 2023 and 2022, amounted to $3,889, $3,403 and $3,107, respectively.

401(k) profit sharing plans:

The Company has a number of savings plans in the United States that qualify under Section 401(k) of the current Internal Revenue Code as a "safe harbor" plan. The Company makes a mandatory contribution to the 401(k) plan to satisfy certain non-discrimination requirements under the Internal Revenue Code. This mandatory contribution is made to all eligible employees. The contribution costs for all the plans were $916, $631 and $603 for the years ended December 31, 2024, 2023 and 2022, respectively.

Fair value of financial instruments
v.	Fair value of financial instruments:

In accordance with ASC 820, "Fair Value Measurements and Disclosures", fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -	Include inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 -	Unobservable inputs for the asset or liability.

The carrying amounts of cash and cash equivalents, restricted cash, trade receivables, contract assets, other current assets, trade payables, accrued expenses, credit facility and other current liabilities approximate their fair value due to the short-term maturities of such instruments.

For additional details, see Note 18.

Earnings per share
w.	Earnings per share:

In accordance with ASC 260, "Earnings per Share", basic earnings (losses) per share is computed based on the weighted average number of ordinary shares outstanding during each period. Diluted earnings (losses) per share is computed based on the weighted average number of ordinary shares outstanding during each period, plus dilutive potential ordinary shares considered outstanding during the period.

Awards that are contingently issuable upon the achievement of specified performance conditions (see Note 17) are included in the diluted earnings per share calculation based on the number of shares that would be issuable if the end of the period was the end of the contingency period.

Derivatives and hedging activities
x.	Derivatives and hedging activities:

ASC 815, "Derivatives and Hedging" ("ASC 815"), as amended, requires the Company to recognize all derivatives on the consolidated balance sheets at fair value. Derivatives that are not hedges must be adjusted to fair value through income (loss).

If the derivative is a hedge, depending on the nature of the hedge, changes in the fair value of derivatives are either offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings or recognized in other comprehensive income (loss) until the hedged item is recognized in earnings. Gains and losses on the derivatives instruments that are designated and qualify as a cash flow hedge are recorded in accumulated other comprehensive loss and reclassified into earnings in the same accounting period in which the designated forecasted transaction or hedged item materialized, see Note 10.

Comprehensive income (loss)
y.	Comprehensive income (loss):

The Company accounts for comprehensive income (loss) in accordance with ASC 220, "Comprehensive Income". Other comprehensive income (loss) generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders, issuance of ordinary shares and stock-based compensation. The Company’s items of other comprehensive income (loss) relate to hedging contracts and foreign currency translation adjustments.

The following tables show the components of accumulated other comprehensive income (loss), as of December 31, 2024 and 2023:

	December 31, 2024
	Foreign currency translation adjustments	Unrealized gains on cash flow hedges	Total

Beginning balance	$(5,995)	$680	$(5,315)

Other comprehensive loss before reclassifications	(1,193)	565	(628)
Amounts reclassified from accumulated other comprehensive income	-	(177)	(177)

Net current-period other comprehensive income	(1,193)	388	(805)

Ending balance	$(7,188)	$1,068	$(6,120)

	December 31, 2023
	Foreign currency translation adjustments	Unrealized gains (losses) on cash flow hedges	Total

Beginning balance	$(6,212)	$(635)	$(6,847)

Other comprehensive loss before reclassifications	217	(1,290)	(1,073)
Amounts reclassified from accumulated other comprehensive loss	-	2,605	2,605

Net current-period other comprehensive income	217	1,315	1,532

Ending balance	$(5,995)	$680	$(5,315)

Leases
z.	Leases:

The Company leases real estate and storage areas, which are all classified as operating leases. In addition to rent payments, the leases may require the Company to pay for insurance, maintenance and other operating expenses.

Lease classification is governed by five criteria in ASC 842. If any of these five criteria is met, the Company classifies the lease as a finance lease. Otherwise, the Company classifies the lease as an operating lease.

Operating leases are included in operating lease right-of-use (“ROU”) assets and operating lease liabilities in the consolidated balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. The Company uses its incremental borrowing rate based on the information available at the commencement date to determine the present value of the lease payments. Operating lease expenses are recognized on a straight-line basis over the lease term. Exchange rate differences related to lease liabilities are recognized as incurred as financial income or expense. Several of the Company’s leases include options to extend the lease.

The Company elected the short-term lease recognition exemption for all leases with a term shorter than twelve months, according to which the Company does not recognize ROU assets or lease liabilities, but recognizes lease expenses over the lease term on a straight-line basis. The Company also elected the practical expedient to not separate lease and non-lease components for all the Company’s leases.

Business combination
aa.	Business combination

The Company applies ASC 805, “Business Combinations”. ASC 805 requires recognition of assets acquired, liabilities assumed and non-controlling interest in the acquired entity at the acquisition date, measured at their fair values as of that date. This ASC also requires contingent consideration to be recorded on the acquisition date and acquisition-related deal costs to be expensed as incurred.

Contingent consideration payments in business combination are accounted for as liabilities under ASC 815, "Derivatives and Hedging". These liabilities are carried at fair value, which was estimated by applying a probability-based model. The contingent consideration liabilities are recorded at fair value at the end of each reporting period with changes in estimated fair values recorded in Other operating expenses (income), net in the consolidated statements of income (loss).

Recently issued and adopted accounting pronouncement
ab.	Recently issued and adopted accounting pronouncement:

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which requires companies to enhance the disclosures about segment expenses. The new standard requires the disclosure of the Company’s Chief Operating Decision Maker (CODM), expanded incremental line-item disclosures of significant segment expenses used by the CODM for decision-making, and the inclusion of previous annual only segment disclosure requirements on a quarterly basis.

The amendments are required to be applied retrospectively to all prior periods presented in the Company’s consolidated financial statements. The Company adopted this guidance for its annual period beginning January 1, 2024, retrospectively. See Note 15 for further information.

Recently issued accounting pronouncements – not yet adopted
ac.	Recently issued accounting pronouncements – not yet adopted:

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Taxes Disclosures, which requires greater disaggregation of income tax disclosures. The new standard requires additional information to be disclosed with respect to the income tax rate reconciliation and income taxes paid disaggregated by jurisdiction. This ASU should be applied prospectively for fiscal years beginning after December 15, 2024, with retrospective application permitted. The Company is evaluating the impacts of this guidance on the Company’s consolidated financial statements.